Intangible Assets - Intangible asset amortization Dock 79 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 06, 2019	Jun. 30, 2017
Cranberry Run Business Park
In-place leases initial value					$ 183
In-place Leases annual amortization	$ 46	$ 79
In-place leases annual amortization 2021	46
In-place leases annual amortization 2022	$ 12
Dock 79
In-place leases initial value						$ 4,727
In-place Leases annual amortization		$ 25	$ 2,201	$ 2,501